Share-Based Compensation (Details) - USD ($)		1 Months Ended					3 Months Ended	12 Months Ended
	Apr. 05, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Number of options granted (in Shares)								1,371,415
Exercise price (in Dollars per share)								$ 0.48
Grant date fair value converted price (in Dollars per share)	$ 0.14
Options to purchase (in Shares)		67,495					85,496
Total purchase price		$ 33,073					$ 37,453
Number of outstanding options (in Shares)							2,537,602	2,537,602	1,335,078
Weighted-average grant-date fair values (in Dollars per share)								$ 10.23
Unrecognized compensation cost							$ 3,200,000	$ 3,200,000
Weighted average period								3 years 3 months 25 days
Total intrinsic value of options							700,000	$ 700,000
Aggregate intrinsic value of options outstanding and exercisable							9,100,000	$ 9,100,000
Options forfeited (in Shares)								7,900
Reversal of share based compensation expense								$ 2,667
Awards of forfeited (in Shares)								3,000
Awards Vest [Member]
Share-Based Compensation [Line Items]
Percentage of vest shares								25.00%
Subject Vesting Shares [Member]
Share-Based Compensation [Line Items]
Percentage of vest shares								25.00%
2024 Incentive Award Plan [Member]
Share-Based Compensation [Line Items]
Awards granted								$ 500,000
Non-employee director, post combination								$ 1,000,000
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options (in Shares)								594,955
Options expire term								Dec. 07, 2030
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options (in Shares)								71,395
Options expire term								Mar. 15, 2031
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options (in Shares)								234,160
Options expire term								Apr. 08, 2031
Stock Option [Member]
Share-Based Compensation [Line Items]
Number of options (in Shares)								273,579
Options expire term								Apr. 04, 2030
Equity Option [Member]
Share-Based Compensation [Line Items]
Weighted-average grant-date fair values (in Dollars per share)								$ 2.82
Related Party [Member] | 2024 Incentive Award Plan [Member]
Share-Based Compensation [Line Items]
Due from related party receivable							$ 100,000	$ 100,000
Legacy Montana Options [Member]
Share-Based Compensation [Line Items]
Number of outstanding options (in Shares)							1,174,089	1,174,089
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation cost							$ 3,500,000	$ 3,500,000
Estimated weighted-average amortization period								3 years 3 months 25 days
Employees [Member]
Share-Based Compensation [Line Items]
Reversal of share based compensation expense								$ 2,666
Class A Common Stock [Member]
Share-Based Compensation [Line Items]
Number of options granted (in Shares)	383,151
Exercise price (in Dollars per share)	$ 0.49
Options to purchase (in Shares)			8,000	2,141,839	2,141,839	2,141,839
Total purchase price			$ 3,920	$ 56,250	$ 56,250	$ 56,250